Business combinations - Acquisitions During the Year (Details) - Yocuda € in Thousands, £ in Millions		5 Months Ended	7 Months Ended
	Sep. 06, 2021 EUR (€)	Sep. 05, 2021	Mar. 31, 2022	Sep. 06, 2021 GBP (£)	Sep. 06, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				45.90%	45.90%
Cash consideration paid				£ 3.0	€ 3,502
Proportion of ownership interest in subsidiary		10.40%	56.30%
Contingent liabilities recognised in business combination					6,800
New liabilities, contingent liabilities recognised in business combination	€ 4,835
Remuneration expense, put options	€ 2,000
Technology-based intangible assets recognised as of acquisition date					€ 1,236
Relief-from-royalty				10.50%	10.50%
Discount rate
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets				0.15	0.15